LOAN FACILITIES	12 Months Ended
Feb. 28, 2023
LOAN FACILITIES
LOAN FACILITIES

11.         LOAN FACILITIES

In December 2022, the Group signed a RMB400 million loan facilities agreement with a PRC bank. The facilities have a term of two years and an effective drawdown period of twelve months. As of May 2023, the Group has not made any draw down of the loan.